Financial Instruments And Risks - Summary of Fair Value Estimation (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	¥ 29,089,447	¥ 31,023,211
Interest rate swap	(447,443)	(38,403)
Foreign currency swap	0	(25,772)
Total	29,536,890	31,035,842
Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Total	7,125,498	2,494,392
Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Total	19,957,165	27,276,217
Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Total	2,454,227	1,265,233
Asset Management Plans [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	5,009,713	8,307,773
Asset Management Plans [Member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	4,667,559	7,802,270
Asset Management Plans [Member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	342,154	505,503
Mutual Funds [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	7,125,498	2,486,541
Mutual Funds [Member] | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	7,125,498	2,486,541
Trust Plans [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	3,890,549	3,052,089
Trust Plans [Member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	3,268,709	2,448,373
Trust Plans [Member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	621,840	603,716
Structured Deposits [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	2,406,785	6,640,977
Structured Deposits [Member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	2,406,785	6,640,977
Bank wealth management products [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	7,563,450	4,589,101
Bank wealth management products [Member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	7,563,450	4,589,101
Corporate Bonds [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	46,435	3,064,872
Corporate Bonds [Member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	0	3,017,849
Corporate Bonds [Member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	46,435	47,023
Private Equity Fund And Other Equity Investments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	2,044,051	2,765,016
Private Equity Fund And Other Equity Investments [Member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	1,603,219	2,765,016
Private Equity Fund And Other Equity Investments [Member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	440,832
Other debt investments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	1,002,966	108,991
Other debt investments [Member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	1,002,966	108,991
Stock [Member] | Listed Securities [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss		7,851
Stock [Member] | Level 1 of fair value hierarchy [member] | Listed Securities [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss		7,851
Derivative instruments interest rate swap [Member]
Disclosure of fair value measurement of assets [line items]
Interest rate swap	222,086	38,403
Derivative instruments interest rate swap [Member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Interest rate swap	222,086	38,403
Derivative instruments foreign currency swap [Member]
Disclosure of fair value measurement of assets [line items]
Foreign currency swap	225,357	(25,772)
Derivative instruments foreign currency swap [Member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Foreign currency swap	¥ 225,357	¥ (25,772)